Expense Example - Popular Total Return Fund	Jul. 25, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 537
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	2,502
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	360
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,365
Expense Example, with Redemption, 10 Years	2,901
Class I Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	$ 1,919